Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 28, 2021 USD ($) $ / shares shares
IPO [Member]
Subsequent Events (Details) [Line Items]
Offering ordinary shares (in Shares) | shares	2,800,000
Ordinary shares par value per share	$ 0.001
Price per share received for gross proceeds	$ 4.00
Total gross proceeds (in Dollars) | $	$ 11,200,000
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Offering ordinary shares (in Shares) | shares	238,500
Ordinary shares par value per share	$ 0.001
Price per share received for gross proceeds	$ 4.00
Gross proceeds (in Dollars) | $	$ 954,000